Related-party balances and transactions (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balances and transactions with related parties
Revenue		R$ 1,480	R$ 744	R$ 857
Expense		149,863	137,885	84,427
Immediate parent - UOL—shared service costs
Balances and transactions with related parties
Expense	[1]	58,375	31,498	12,369
Immediate parent - UOL—shared service costs—carved out
Balances and transactions with related parties
Expense	[2]			12,032
Immediate parent - UOL – sales of services
Balances and transactions with related parties
Revenue	[3]	689
Expense	[3]	46,976	81,007	22,458
Immediate parent - UOL—sale of services—carved out
Balances and transactions with related parties
Expense	[4]			36,737
Affiliated companies - UOL Diveo—shared service costs
Balances and transactions with related parties
Expense	[5]	24	1,710
Affiliated companies - UOL Diveo – sales of services
Balances and transactions with related parties
Expense	[6]	28,953	18,069	25
Affiliated companies - Concurso Virtual S.A.
Balances and transactions with related parties
Revenue		117	134	389
Affiliated companies - Transfolha Transportadora e Distribuicao Ltda.
Balances and transactions with related parties
Revenue		39
Expense		15,405	5,500	806
Affiliated companies - Livraria da Folha Ltda.
Balances and transactions with related parties
Revenue		319	349	347
Affiliated companies - Others
Balances and transactions with related parties
Revenue		316	261	R$ 121
Expense		R$ 130	R$ 101

[1]	Shared services costs mainly related to (i) payroll costs, (ii) IT structure / software and (iii) rental costs are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to contractual agreements. Such costs are included in administrative expenses.
[2]	The main costs that the UOL Group allocated to PagSeguro Brazil (based on the number of employees and/or the time worked, basis that management believes is reasonable), are (i) payroll costs, (ii) IT structure / software and (iii) rental costs. The allocated costs to the carve-out financial statements are included in administrative expenses.
[3]	Sale of services related to advertising services are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to contractual agreements.
[4]	Sales of services related to advertising services were allocated based on intercompany cost, a basis that management believes is reasonable from January 2014 through July 2015.
[5]	Shared services costs are incurred by the affiliated company UOL Diveo and are charged to PagSeguro Brazil pursuant to contractual agreements. The main costs are related to IT structure/software.
[6]	Sale of services from the affiliated company UOL Diveo related to technical support in computing and hosting services (started in 2016) and are charged to PagSeguro Brazil pursuant to contractual agreements.